Related Party Transactions	12 Months Ended
Jun. 30, 2012
Related Party Transactions
Related Party Transactions

Note 17. Related Party Transactions

Fabrinet Inc. (“Fabrinet”)

During fiscal 2010, the Company held an investment in Fabrinet, a publicly held contract manufacturing company. As of July 3, 2010, the Company owned 393,150 shares of Fabrinet’s common stock that was reported as short-term available-for-sale investment. Since the Company subsequently sold the remaining shares on July 6, 2010, Fabrinet was no longer a related party from that date forward. The Company did not engage in any material transactions with Fabrinet between July 4, 2010, and July 6, 2010, the period in fiscal 2011 when Fabrinet was a related party.

KLA-Tencor Corporation (“KLA-Tencor”)

As of June 30, 2012, one member of the Board of Directors of JDSU was also a member of the Board of Directors of KLA-Tencor, a publicly held company which provides process control and yield management solutions for semiconductor manufacturing. KLA-Tencor is a customer of the Company.

Transactions and balances with the Company’s related parties were as follows (in millions):

	Years Ended				Years Ended
	June 30,	July 2,	July 3,		June 30,	July 2,
	2012	2011	2010		2012	2011
Sales:				Accounts Receivable:
Fabrinet (1) *	$—	$—	$10.3	Fabrinet (1)	$—	$—
KLA-Tencor	7.4	6.4	2.6	KLA-Tencor	0.9	0.7
	$7.4	$6.4	$12.9		$0.9	$0.7

Purchases:				Accounts Payable:
Fabrinet (1)	$—	$—	$78.3	Fabrinet (1)	$—	$—
	$—	$—	$78.3		$—	$—

*                 Sales are related to sale of inventory

(1)No amounts are reported for Fabrinet for the year ended June 30, 2012 and July 2, 2011 as Farbrinet was no longer a related party as of July 6, 2010.